Nature of Operations and Items Impacting Basis of Presentation	12 Months Ended
Dec. 31, 2019
Organization, Consolidation and Presentation of Financial Statements [Abstract]
NATURE OF OPERATIONS AND ITEMS IMPACTING BASIS OF PRESENTATION
NATURE OF OPERATIONS AND ITEMS IMPACTING BASIS OF PRESENTATION
Overview: Union Security Life Insurance Company of New York (the "Company") is domiciled in New York and is a provider of life, health, annuity insurance, credit life and credit disability products. Prior to March 2016, the Company was also a provider of group insurance products. In March 2016, Assurant, Inc. ("Assurant" or the "Parent") sold its Assurant Employee Benefits (“AEB”) segment mainly through a series of reinsurance transactions with Sun Life and Health Insurance Company (U.S.) ("Sun Life"), a subsidiary of Sun Life Financial Inc. The sale of AEB had a material impact to the results of operations, cash flows and financial condition of the Company. The Company's financial statements also reflect the assets, liabilities and activity associated with businesses that were sold through reinsurance and coinsurance arrangements. In 2001, Assurant entered into a reinsurance agreement with Talcott Resolution (formerly owned by The Hartford) for the sale of the Fortis Financial Group ("FFG") division. In 2000, the Company divested its Long-Term Care ("LTC") operations to John Hancock Life Insurance Company, a subsidiary of Manulife Financial Corporation ("John Hancock"). Assets supporting liabilities ceded relating to these businesses are mainly held in trusts and the separate accounts relating to FFG are still reflected in the Company's balance sheet.
The Company is a wholly-owned subsidiary of the Parent. The Parent's common stock is traded on the New York Stock Exchange under the symbol "AIZ".
Sale of Assurant Employee Benefits: As referenced above, in March 2016, the Parent completed the sale of its Assurant Employee Benefits segment through a series of transactions with Sun Life. The transaction was primarily structured as a reinsurance arrangement, as well as the sale of certain legal entities that included a ceding commission and other consideration. The reinsurance transaction did not extinguish the Company's primary liability on the policies it has issued or assumed, thus any gains associated with the prospective component of the reinsurance transaction are deferred and amortized over the contract period, including contractual renewal periods, in proportion to the amount of insurance coverage provided. The Company also had an obligation to continue to write and renew certain policies for a period of time until Sun Life commences policy writing and renewal.
The Company was required to allocate the proceeds considering the relative fair value of transaction components. Most of the expected gains resulting from the transaction related to compensation for the in-force policies (prospective component), sales of net assets underlying the continuing business, as well as the future compensation for performance obligations to write and renew certain policies for a period of time. The terms "deferred gain" and "amortization of deferred gain" broadly reflect the multiple transaction elements and earnings thereof, inclusive of the expected and actual income resulting from the reinsurance subject to prospective accounting, income expected to be earned related to the deferred gains associated with long-duration contracts, and the expected recognition of deferred revenues associated with our performance obligations.
The following represents a summary of the amortization of deferred gains recognized within the financial statements for the periods indicated:

	Years Ended December 31,
	2019	2018	2017
Amortization of deferred gains	$0.2	$0.5	$2.8

The remaining unamortized deferred gain as of December 31, 2019 was $0.1 million.
Dividends to Parent: The Company declared and paid cash dividends of $4.7 million, $6.0 million and $15.8 million during the years ended December 31, 2019, 2018 and 2017, respectively. In 2019, the dividend was first deducted from available retained earnings of $1.3 million as of the dividend date, with the remaining $3.4 million from additional paid in capital as a return of capital. $0.2